RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables and Prepaid Expenses [Line Items]
Government authorities	$ 93	$ 26
Prepaid expenses	181	3
Receivables and Prepaid Expenses, Current	$ 274	$ 29